REDEEMABLE NONCONTROLLING INTEREST (Details) ₽ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Senior employees
REDEEMABLE NONCONTROLLING INTEREST
Redemption value	$ 43.3	₽ 2,497	₽ 631
Business unit equity awards
REDEEMABLE NONCONTROLLING INTEREST
Redemption value	$ 127.2	₽ 7,324	₽ 875